Form N-1A Supplement	May 21, 2026
POLAR CAPITAL INTERNATIONAL SMALL COMPANY FUND
Prospectus [Line Items]
Supplement to Prospectus [Text Block]

Filed pursuant to Rule 497(e)

under the Securities Act of 1933, as amended

Registration File No.: 333-237048

Polar Capital International Small Company Fund

(the “Fund”)

A SERIES OF DATUM ONE SERIES TRUST

Supplement dated May 21, 2026

to the Prospectus dated July 29, 2025

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

In connection with a new regulatory requirement, the Board of Trustees of Datum One Series Trust has approved certain changes to the Fund’s 80% investment policy, with such changes to be effective on July 29, 2026 (the “Effective Date”). These changes do not reflect a change in the investment objective or investment focus of the Fund, or the principal risks of investing in the Fund. On the Effective Date, the Fund’s investment strategies will be revised to reflect changes regarding how the Fund determines a company to be a small capitalization company, including to revise the Fund’s 80% policy pursuant to Rule 35d-1 under the Investment Company Act of 1940. The revised 80% policy will state that, under normal market conditions, the Fund will seek to achieve its investment objective by investing at least 80% of its net assets in a portfolio of equity securities and equity related securities of small companies. The Adviser defines “small companies” as issuers whose market capitalization falls within the market capitalization range of the Fund’s benchmark index, the MSCI ACWI ex USA Small Cap Index. The following changes are being made to the Prospectus to reflect this change:

On page 17 of the Prospectus, the first two paragraphs under the heading “Principal Investment Strategies,” are deleted in their entirety and replaced with the following:

Under normal market conditions, the Fund will seek to achieve its investment objective by investing at least 80% of its net assets in a portfolio of equity securities and equity related securities of small companies. The Adviser defines “small companies” as issuers whose market capitalization falls within the market capitalization range of the Fund’s benchmark index, the MSCI ACWI ex USA Small Cap Index. The Adviser targets small companies that it believes have the potential to grow significantly, and intends to hold such investments through that growth trajectory. The Fund will typically hold the securities of between 40 and 65 companies. The Fund is expected to hold less than 5% cash or cash equivalents. In addition, under normal circumstances, the Fund will invest primarily in companies located outside the U.S. The Fund ordinarily invests in securities of issuers located in at least three countries outside the U.S. At times, the Fund may focus its investments in a small number of countries or regions. The securities in which the Fund will invest will include common stock, equity warrants, preferred stock, shares in collective investment schemes with investment policies that are consistent with the Fund’s investment objective (including European Undertakings for the Collective Investment in Transferable Securities or Alternative Investment Funds, shares of U.S. mutual funds, or other exchange traded funds) and securities convertible into shares.

Under normal circumstances, the Adviser primarily invests in companies with a market capitalization below $5 billion at the time of investment. The Adviser expects that over time the fund will hold both companies with a market capitalization below $5 billion that the Adviser believes have a growth trajectory ahead, and companies with a market capitalization above $5 billion as a result of capital appreciation since the Fund’s initial purchase. The Fund may also invest in global, American and European depository receipts for the purpose of gaining exposure to underlying equity securities. The Fund may also participate in initial public offerings (“IPOs”).

Additionally, on page 24 of the Prospectus, the first two paragraphs under the heading “Investment Process for the Polar Capital International Small Company Fund,” are deleted in their entirety and replaced with the following:

Under normal market conditions, the Fund will seek to achieve its investment objective by investing at least 80% of its net assets in a portfolio of equity securities and equity related securities of small companies. The Adviser defines “small companies” as issuers whose market capitalization falls within the market capitalization range of the Fund’s benchmark index, the MSCI ACWI ex USA Small Cap Index. The Adviser targets small companies that it believes have the potential to grow significantly, and intends to hold such investments through that growth trajectory. The Fund will typically hold the securities of between 40 and 65 companies. The Fund is expected to hold less than 5% cash or cash equivalents. In addition, under normal circumstances, the Fund will invest primarily in companies located outside the U.S, which may, at times, include investment in companies located in emerging markets. The Fund ordinarily invests in securities of issuers located in at least three countries outside the U.S. At times, the Fund may focus its investments in a small number of countries or regions.

Under normal circumstances, the Adviser primarily invests in companies with a market capitalization below $5 billion at the time of investment. The Adviser expects that over time the fund will hold both companies with a market capitalization below $5 billion that the Adviser believes have a growth trajectory ahead, and companies with a market capitalization above $5 billion as a result of capital appreciation since the Fund’s initial purchase. The portfolio manager believes investing in companies with growing revenues and rising return on capital will generate attractive long-term returns. The portfolio manager expects to build a portfolio of international small companies with the potential to grow into formidable leaders within their industry. The portfolio manager’s investment approach focuses primarily on fundamental bottom-up stock selection with top-down macroeconomic research and analysis, on an initial and ongoing basis.

This Supplement and the Prospectus should be retained for future reference.